LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND OTHER FINANCING
Financial assets at beginning of period	$ 5,404,819,804
Financial assets at end of period	7,177,048,816	$ 5,404,819,804
Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	2,919,660,541	1,432,051,506
3 to 2	468,801
Additions	2,547,528,625	2,206,752,343
Disposals	(1,309,669,997)	(513,260,862)
Interest accrual	477,968,272
Net changes of financial assets		360,727,941
Write-Offs	(55,359,037)	(16,216,229)
Portfolio sale	(3,225,437)	(1,432,008)
Exchange Differences and Others	171,427,846	17,287,848
Result from exposure to changes in the purchasing power of money	(751,570,318)	(566,249,998)
Financial assets at end of period	3,997,229,296	2,919,660,541
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	2,780,937,243	1,301,691,970
Transfers 1 to 2	(106,623,294)	(4,715,914)
1 to 3	(25,018,921)	(10,975,306)
2 to 1	22,850,799	10,407,547
3 to 1	946,033	142,062
Additions	2,547,528,625	2,206,752,343
Disposals	(1,260,677,787)	(465,931,570)
Interest accrual	119,060,033
Net changes of financial assets		251,983,070
Write-Offs	(772,578)	(148,838)
Exchange Differences and Others	165,015,167	13,590,740
Result from exposure to changes in the purchasing power of money	(691,404,623)	(521,858,861)
Financial assets at end of period	3,551,840,697	2,780,937,243
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	100,586,726	95,098,800
Transfers 1 to 2	106,623,294	4,715,914
2 to 3	(3,827,487)	(433,660)
2 to 1	(22,850,799)	(10,407,547)
3 to 2	468,801	1,026,433
Disposals	(33,327,172)	(19,961,863)
Interest accrual	144,319,205
Net changes of financial assets		70,056,552
Write-Offs	(1,029,534)	(119,390)
Exchange Differences and Others	4,432,917	1,650,392
Result from exposure to changes in the purchasing power of money	(37,037,279)	(41,038,905)
Financial assets at end of period	258,358,672	100,586,726
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	38,136,572	35,260,736
1 to 3	25,018,921	10,975,306
2 to 3	3,827,487	433,660
3 to 2		(1,026,433)
3 to 1	(946,033)	(142,062)
Disposals	(15,665,038)	(27,367,429)
Interest accrual	214,589,034
Net changes of financial assets		38,688,319
Write-Offs	(53,556,925)	(15,948,001)
Portfolio sale	(3,225,437)	(1,432,008)
Exchange Differences and Others	1,979,762	2,046,716
Result from exposure to changes in the purchasing power of money	(23,128,416)	(3,352,232)
Financial assets at end of period	187,029,927	38,136,572
Expected credit losses
LOANS AND OTHER FINANCING
Financial assets at beginning of period	64,949,613	49,984,845
Transfers 1 to 2	13,767,148	1,202,260
1 to 3	19,181,401	2,023,708
2 to 3	1,833,212	407,123
2 to 1	(1,090,449)	(994,883)
3 to 2	(367,279)	(697,972)
3 to 1	(365,847)	(86,186)
Additions	26,492,604	17,650,918
Disposals	(30,098,900)	(9,192,174)
Interest accrual	205,987,251
Net changes of financial assets		45,732,046
Write-Offs	(55,359,037)	(16,216,229)
Portfolio sale	(3,225,437)	(1,320,673)
Exchange Differences and Others	1,607,318	996,620
Result from exposure to changes in the purchasing power of money	(11,560,528)	(24,539,790)
Financial assets at end of period	231,751,070	64,949,613
Expected credit losses | Stage 1
LOANS AND OTHER FINANCING
Financial assets at beginning of period	24,361,040	13,061,187
Transfers 1 to 2	(2,785,732)	(153,892)
1 to 3	(532,047)	(37,689)
2 to 1	1,180,339	475,640
3 to 1	5,842	2,736
Additions	26,492,604	17,650,918
Disposals	(9,417,512)	(2,280,107)
Interest accrual	6,250,651
Net changes of financial assets		2,786,021
Write-Offs	(772,578)	(148,838)
Exchange Differences and Others	268,537	49,836
Result from exposure to changes in the purchasing power of money	(5,784,453)	(7,044,772)
Financial assets at end of period	39,266,691	24,361,040
Expected credit losses | Stage 2
LOANS AND OTHER FINANCING
Financial assets at beginning of period	17,081,124	14,603,897
Transfers 1 to 2	16,552,880	1,356,152
2 to 3	(399,904)	(86,456)
2 to 1	(2,270,788)	(1,470,523)
3 to 2	27,591	24,100
Disposals	(7,136,444)	(3,289,187)
Interest accrual	33,500,598
Net changes of financial assets		13,858,484
Write-Offs	(1,029,534)	(119,390)
Exchange Differences and Others	1,110,720	87,217
Result from exposure to changes in the purchasing power of money	(4,025,861)	(7,883,170)
Financial assets at end of period	53,410,382	17,081,124
Expected credit losses | Stage 3
LOANS AND OTHER FINANCING
Financial assets at beginning of period	23,507,449	22,319,761
1 to 3	19,713,448	2,061,397
2 to 3	2,233,116	493,579
3 to 2	(394,870)	(722,072)
3 to 1	(371,689)	(88,922)
Disposals	(13,544,944)	(3,622,880)
Interest accrual	166,236,002
Net changes of financial assets		29,087,541
Write-Offs	(53,556,925)	(15,948,001)
Portfolio sale	(3,225,437)	(1,320,673)
Exchange Differences and Others	228,061	859,567
Result from exposure to changes in the purchasing power of money	(1,750,214)	(9,611,848)
Financial assets at end of period	$ 139,073,997	$ 23,507,449